Long - term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Term Bank Loans	$ 1,509,794	$ 1,544,551
Less loan costs, net	(9,437)	(10,255)
Total long-term debt	1,500,357	1,534,296
Less current portion of debt	(235,082)	(238,351)
Add deferred finance costs, current portion	2,654	2,838
Total long-term portion, net of current portion and deferred finance costs	$ 1,267,929	$ 1,298,783